Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Property, plant and equipment, net
Property, plant and equipment, net

13       Property, plant and equipment, net

	Land,	Plant and	Vehicles,
	building and	production	furniture and	Works in
	improvements	Equipment	fixtures	progress	Others	Total
Cost
Balances at January 1, 2022	56,939	64,330	51,901	1,177	24,186	198,533
Disposal of subsidiaries	-	(11,705)	-	-	(481)	(12,186)
Acquisitions	175	2,036	9,063	870	347	12,491
Disposals	(1)	(153)	(37)	-	(169)	(360)
Transfers	762	159	(14)	(930)	23	-
Transfers from Intangible	-	2	-	-	-	2
Translation differences and inflation adjustment	(1,231)	(2,749)	7,684	(62)	(1,385)	2,257
Balances at December 31, 2022	56,644	51,920	68,597	1,055	22,521	200,737
Balances at January 1, 2021	57,164	69,264	47,877	3,387	25,787	203,479
Acquisition of business	-	92	-	-	4	96
Acquisitions	585	3,594	1,428	1,620	438	7,665
Disposals	(169)	(6,333)	(362)	-	(68)	(6,932)
Transfers	2,407	1,435	-	(3,843)	-	(1)
Transfers from Intangible	-	-	38	-	-	38
Transfer to Intangible	-	(12)	(24)	-	-	(36)
Translation differences and inflation adjustment	(3,048)	(3,710)	2,944	13	(1,975)	(5,776)
Balances at December 31, 2021	56,939	64,330	51,901	1,177	24,186	198,533
Accumulated at January 1, 2022	14,140	48,135	40,230	-	20,548	123,053
Disposal of subsidiaries	-	(10,918)	-	-	(446)	(11,364)
Depreciation of the year	1,101	3,256	3,758	-	1,125	9,240
Disposals	-	(121)	(37)	-	(45)	(203)
Transfers	-	2	(15)	-	13	-
Translation differences and inflation adjustment	83	(2,191)	8,555	-	(1,178)	5,269
Accumulated at December 31, 2022	15,324	38,163	52,491	-	20,017	125,995
Accumulated at January 1, 2021	13,677	53,218	34,901	-	20,850	122,646
Acquisition of business	-	21	-	-	1	22
Depreciation of the year	909	3,787	3,409	-	1,362	9,467
Disposals	-	(5,970)	(358)	-	(19)	(6,347)
Transfer to Intangible	-	(11)	(16)	-	-	(27)
Translation differences and inflation adjustment	(446)	(2,910)	2,294	-	(1,646)	(2,708)
Accumulated at December 31, 2021	14,140	48,135	40,230	-	20,548	123,053
Net balances at December 31, 2022	41,320	13,757	16,106	1,055	2,504	74,742
Net balances at December 31, 2021	42,799	16,195	11,671	1,177	3,638	75,480